SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of options
Outstanding at January 1, 2020	116,667
Granted
Exercised
Expired and forfeited
Outstanding at December 31, 2020	116,667	116,667
Exercisable at December 31, 2020	87,500
Weighted-average exercise price
Outstanding at January 1, 2020	$ 2.16
Granted
Exercised
Expired and forfeited
Outstanding at December 31, 2020	2.16	$ 2.16
Exercisable at December 31, 2020	$ 2.16
Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2020	7 years 9 months 3 days	7 years 9 months 3 days
Exercisable at December 31, 2020	7 years 9 months 3 days
Aggregate intrinsic value
Outstanding at December 31, 2020
Exercisable at December 31, 2020